SHARE OPTION PLANS (Details 1) - $ / shares	1 Months Ended				12 Months Ended
	Jan. 31, 2017	Aug. 31, 2016	May 31, 2016	Apr. 30, 2016	Sep. 30, 2017
Tranche 6 [Member]
Exercise price (US$)					$ 10.84
Average risk-free interest rate					1.03%
Expected option life (year)					3 years
Volatility rate					88.03%
Dividend yield					0.00%
Tranche 7 [Member]
Exercise price (US$)					$ 2.55
Average risk-free interest rate					0.40%
Expected option life (year)					3 years
Volatility rate					90.30%
Dividend yield					0.00%
Tranche 8 [Member]
Exercise price (US$)					$ 1.44
Average risk-free interest rate					0.37%
Expected option life (year)					3 years
Volatility rate					86.32%
Dividend yield					0.00%
Tranche 9 [Member]
Exercise price (US$)					$ 1.27
Average risk-free interest rate					0.76%
Expected option life (year)					3 years
Volatility rate					79.20%
Dividend yield					0.00%
Tranche 10 [Member]
Exercise price (US$)					$ 1.48
Average risk-free interest rate					1.07%
Expected option life (year)					3 years
Volatility rate					79.67%
Dividend yield					0.00%
Tranche 11 [Member]
Exercise price (US$)					$ 1.38
Average risk-free interest rate					1.73%
Expected option life (year)					5 years
Volatility rate					80.72%
Dividend yield					0.00%
Tranche 12 [Member]
Exercise price (US$)				$ 2.05	$ 2.05
Average risk-free interest rate					1.79%
Expected option life (year)					10 years
Volatility rate					69.27%
Dividend yield					0.00%
Tranche 13 [Member]
Exercise price (US$)			$ 1.65		$ 1.65
Average risk-free interest rate					1.75%
Expected option life (year)					10 years
Volatility rate					69.92%
Dividend yield					0.00%
Tranche 14 [Member]
Exercise price (US$)		$ 2.0			$ 2.00
Average risk-free interest rate					1.55%
Expected option life (year)					10 years
Volatility rate					65.37%
Dividend yield					0.00%
Tranche 15 [Member]
Exercise price (US$)	$ 2.07				$ 2.07
Average risk-free interest rate					1.94%
Expected option life (year)					5 years
Volatility rate					63.87%
Dividend yield					0.00%